Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	€ (707)	€ (559)
Income statement	752	(54)
Other	(873)	(94)
Deferred tax asset (liability) ending balance	(828)	(707)
Pensions and similar obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	766	557
Income statement	(16)	7
Other	(434)	202
Deferred tax asset (liability) ending balance	316	766
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	922	708
Income statement	(154)	68
Other	(115)	146
Deferred tax asset (liability) ending balance	653	922
Goodwill and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	(1,928)	(1,301)
Income statement	654	(104)
Other	(378)	(523)
Deferred tax asset (liability) ending balance	(1,652)	(1,928)
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	(870)	(752)
Income statement	109	(85)
Other	82	(33)
Deferred tax asset (liability) ending balance	(679)	(870)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	131	123
Income statement	(36)	(6)
Other	35	14
Deferred tax asset (liability) ending balance	130	131
Fair value gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	(7)	(25)
Income statement	104	14
Other	3	4
Deferred tax asset (liability) ending balance	100	(7)
Fair value losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	29	16
Income statement	65	8
Other	(70)	5
Deferred tax asset (liability) ending balance	24	29
Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	169	190
Income statement	(5)	(14)
Other	30	(7)
Deferred tax asset (liability) ending balance	194	169
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset (liability) beginning balance	81	(75)
Income statement	31	58
Other	(26)	98
Deferred tax asset (liability) ending balance	€ 86	€ 81